Share Capital (Details)		1 Months Ended											12 Months Ended
	Oct. 10, 2018 USD ($)	Jul. 31, 2019	May 31, 2019	Apr. 30, 2019	Nov. 30, 2018	Jul. 31, 2018	Jun. 30, 2018	Jan. 31, 2018 USD ($) shares	Jan. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 27, 2017 USD ($)	Feb. 28, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) ₪ / shares $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 28, 2020 ₪ / shares shares	Dec. 28, 2020 $ / shares shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 ؋ / shares	Dec. 31, 2018 ₪ / shares	Aug. 31, 2017 shares
Share Capital (Details) [Line Items]
Ordinary shares, description		the Company issued 250,000 ordinary shares to one of the Company’s service providers (the first 50,000 issued shares were mentioned on section 11. above). The Company recorded an expense of $16,738 during the year ended December 31, 2019 in connection with the issuance of those restricted ordinary shares.	the Company issued 25,000 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $2,881 during the year ended December 31, 2019 in connection with the issuance of those restricted ordinary shares.	the Company issued 50,000 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $6,025 during the year ended December 31, 2019 in connection with the issuance of those restricted ordinary shares.	the Company issued 68,750 ordinary shares to one of the Company’s service providers. The company recorded an expense of $45,338 during the year ended December 31, 2018 in connection with the issuance of those ordinary shares.	the Company entered into a one-year consulting agreement with one of its service providers for a compensation of issuance 200,000 ordinary shares. The Company issued 100,000 ordinary shares in July 2018, additional 50,000 in October 2018 and the remainder 50,000 in January 2019. The Company records the expense over the service period and recorded $63,638 as an expense for the year ended December 31, 2018.	the Company entered into Share Purchase Agreements with existing shareholders, pursuant to which the Company received aggregate gross proceeds of $175,000 in exchange for the issuance of an aggregate of 175,000 ordinary shares and warrants to purchase an aggregate amount of 466,667 ordinary shares at an exercise price of $0.50 per ordinary share. The warrants may be exercised, in whole or in part, for a period of five (5) years. Those warrants were classified as equity.		the Company issued a five-year warrant commencing August 2017 to purchase 11,111 ordinary shares to a vendor as a finders’ fee compensation at an exercise price of $1.20 per ordinary share.				The share capital as of December 31, 2019 and 2018 is composed of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) par value
Ordinary shares, shares authorized (in Shares) | shares													200,000,000	200,000,000	200,000,000
Share price | (per share)													$ 0.01	$ 0.01			₪ 0.01
Ordinary shares, par value (in Dollars per share) | ₪ / shares																			₪ 0.01		₪ 0.01
Exchange rate per share | (per share)													$ 1.00	$ 3.456
Shares issued (in Shares) | shares												53,333
Share price | (per share)												$ 1.50								؋ 0.01
Ordinary shares, description												Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per ordinary share.
Aggregate net proceeds												$ 80,000
Warrant amount									$ 5,100		$ 205,845	$ 26,296
Dividend yield	0.00%								0.00%		0.00%	0.00%
Expected volatility	59.69%								59.69%		59.69%	71.39%
Risk free rate	2.82%								2.13%		2.25%	2.10%
Expected life in years	2 years								4 years 9 months		5 years	4 years 36 days
Fair value of warrants amount													$ (33,382)		$ (2,280,318)	$ (491,884)
Ordinary shares (in Shares) | shares								65,000	65,000	60,000			24,393,218	24,393,218	23,491,948	60,000						60,000
Issuance of ordinary shares (in Shares) | shares										75,000						50,000
Issuance ordinary share value								$ 50,000		$ 75,000						$ 110,810
Ordinary shares vested (in Shares) | shares										37,500
Share purchase, description											the Company entered into a Share Purchase Agreement with Jet CU as supplemented by that certain Supplement to Share Purchase Agreement dated January 3, 2018, pursuant to which the Company received aggregate gross proceeds of $992,615 from Jet CU ($600,000 out of this amount was received during December 2017 and was recorded as receipt on account of ordinary shares and warrants within the non-current liabilities as of December 31, 2017) in exchange for 992,615 ordinary shares and 300,000 warrants to purchase 300,000 Ordinary Shares at an exercise price of $0.50 per ordinary share. The warrants may be exercised, in whole or in part, for a period of five (5) years.
Fair value of warrants													$ 68,275		$ 70,968
Issuance of ordinary shares value								$ 65,000	$ 65,000				$ 65,842	$ 65,842	63,301
Future grant shares (in Shares) | shares													1,360,898	1,360,898
Total compensation cost													$ 84,186
Weighted average period													237 days
Share Purchase Agreement [Member]
Share Capital (Details) [Line Items]
Fair value of warrants													$ 1,560		4,626
Digiflex [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares) | shares										6,560,471						6,560,471
Ordinary shares, description																the Company issued to new investor and some of the former owners of Digiflex 333,333 units at a price of $1.50 per unit. Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per ordinary share.
Aggregate net proceeds																$ 500,000
Warrant amount																$ 165,685
Dividend yield																0.00%
Expected volatility																68.59%
Risk free rate																2.19%
Expected life in years																4 years 335 days
Fair value of warrants amount													96		944
Issuance Of Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Fair value of warrants amount													2		66
Warrant [Member]
Share Capital (Details) [Line Items]
Dividend yield	0.00%
Expected volatility	59.69%
Expected life in years	2 years
Fair value of warrants amount	$ 79,227												50,510		78,796
Fair value of warrants amount													$ 4	$ 4	$ 18
Forecast [Member]
Share Capital (Details) [Line Items]
Ordinary shares, shares authorized (in Shares) | shares																	1,000,000,000	1,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																		$ 0.003